Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 28, 2014	Oct. 01, 2014
Related Party Transaction [Line Items]
Long-term Debt	$ 3,479,023	$ 3,494,985
Principal Owner | HWW | Minimum | Oaktree Group
Related Party Transaction [Line Items]
Investment ownership, percentage			10.00%
Principal Owner | HWW | Maximum | Oaktree Group
Related Party Transaction [Line Items]
Investment ownership, percentage			15.00%
Equity Funds | Principal Owner
Related Party Transaction [Line Items]
Fair value of investment in loan fund limited partnership	30,000	31,000
Long-term Debt	$ 38,000	$ 56,000